Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 165,812
2023	75,327
2024 and thereafter	34,932
Less imputed interest	10,016
Total	¥ 266,055